Share-Based Compensation - Summary of aggregate option activity (Details) - Stock options - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at beginning of the year (in shares)	175,535,767
Forfeited (in shares)	(4,062,571)
Expired (in shares)	(1,500,260)
Outstanding at end of the year (in shares)	169,972,936	175,535,767
Exercisable on end of the year (in shares)	125,119,174
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.06
Forfeited (in dollars per share)	0.16
Expired (in dollars per share)	0.11
Outstanding at end of the year (in dollars per share)	0.05	$ 0.06
Exercisable on end of the year (in dollars per share)	$ 0.04
Weighted average remaining contractual term
Outstanding at end of the year	5 years 7 months 24 days	6 years 8 months 16 days
Exercisable on end of the year	5 years 2 months 16 days
Aggregate intrinsic value
Outstanding at end of the year (in dollars)	$ 19,699,547	$ 13,507,650
Exercisable on end of the year (in dollars)	$ 15,835,782
Options exercised (in shares)	0
Unrecognized compensation cost related to non-vested stock options	$ 1,384,784
Weighted-average recognition period for unrecognized compensation cost	1 year 10 months 6 days